Label	Element	Value
Destra Granahan Small Cap Advantage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Destra Granahan Small Cap Advantage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Destra Granahan Small Cap Advantage Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other mutual funds advised by Destra Capital Advisors LLC ("Destra" or the "Adviser"). Investors purchasing Class I shares as "clean shares" may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "Shareholder Information" page 17 of this Prospectus, in Appendix A to this Prospectus and in "Purchases" on page 23 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2029
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Information about the Fund's portfolio turnover will be provided once the Fund has an operating history.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other mutual funds advised by Destra Capital Advisors LLC ("Destra" or the "Adviser").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of issuers with small market capitalization (the "80% Policy"). The Fund considers issuers with small market capitalization to be those that, at the time the Fund makes an investment, have a similar market capitalization to those companies included in the Russell 2000® Growth Index. Companies whose capitalization no longer meets this definition after purchase may continue to be considered small capitalization companies for purposes of the 80% Policy. The Russell 2000® Growth Index is a stock market index that measures the performance of approximately 2,000 small capitalization U.S. companies. As of May 10, 2019, the median market capitalization of the Russell 2000® Growth Index was approximately $908 million. As of May 10, 2019, the range of market capitalizations of issuers included in the Russell 2000® Growth Index was $27.2 million to $9.78 billion. The Fund may satisfy its 80% Policy by investing in securities of other open-end or closed-end investment companies, including exchange-traded funds ("ETFs") that invest primarily in securities of the types in which the Fund may invest directly.

The Fund's investments primarily consist of equity and equity-related securities, including, without limitation, exchange-traded and over-the-counter common and preferred stocks, U.S. dollar-denominated American Depositary Receipts ("ADRs"), warrants to acquire common stock, securities convertible into common stock and shares of other investment companies (including ETFs and real estate investment trusts ("REITs"). The Fund's investments may include investments in non-U.S. securities and securities issued by companies organized or headquartered in foreign countries and/or doing significant business outside of the United States.

The Fund's sub-adviser, Granahan Investment Management, Inc. (the "Sub-Adviser" or "GIM"), pursues the Fund's investment objective by using in-depth, bottom-up, fundamental research and analysis to uncover what it believes are compelling investment opportunities in all areas of the U.S. small cap market.

In addition, the Sub-Adviser employs a proprietary "LifeCycle" investment program to assist it with diversifying the Fund's holdings and seeking to mitigate portfolio risks. Pursuant to this program, each company in which the Sub-Adviser might invest is placed into one of three categories: (i) Core Growth, (ii) Pioneer, or (iii) Special Situation. Although the Sub-Adviser retains flexibility in selecting the LifeCycle category for each prospective investment, the Sub-Adviser generally intends to allocate approximately 25-45% of the Fund's assets to Pioneers; 20-35% of the Fund's assets to Core Growth; and 30-45% to Special Situations. The general characteristics of each category are described below.

● Pioneers. Pioneers are companies that the Sub-Adviser believes are creating new markets or disrupting established industries. Pioneer companies frequently do not have earnings at the time of the Sub-Adviser's investment. The Fund's investments in pioneer companies may be concentrated in businesses operating in the biotechnology, medical technology and information technology sectors. The Fund's investments in companies in the biotechnology, medical technology and information technology sectors are subject to substantial risks, which are described in "Health Care Sector Risk" and "Information Technology and Technology-Related Sectors Risk" below.

● Core Growth. Core growth companies are generally those that the Sub-Adviser believes have solid records of growth, recurring revenues and good visibility on earnings.

● Special Situations. Special situation companies are typically those that have unimpressive histories and new dynamics that could drive earnings growth. The Fund's investments in special situation companies may be concentrated in industrial and cyclical growth companies.

The Sub-Adviser believes that each of these LifeCycle categories has distinct performance drivers and that investing in companies in each category provides diversity in the Fund's portfolio. Once the Sub-Adviser has classified a prospective Fund investment, it focuses on stock selection as the primary means to add value for the Fund. The Sub-Adviser aims to select investments across the three LifeCycle categories that are market leaders (or are taking market share) and exhibit potential for strong and/or accelerating growth. The Sub-Adviser uses an investment management approach whereby portfolio managers with distinct expertise manage portions of the Fund's portfolio that relate to such expertise. The Sub-Adviser believes that this approach mitigates some of the volatility of a sole-managed portfolio and allows for direct accountability for results of the Fund by each portfolio manager.

The Fund is actively-managed and, accordingly, it may have a high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of issuers with small market capitalization (the "80% Policy"). The Fund considers issuers with small market capitalization to be those that, at the time the Fund makes an investment, have a similar market capitalization to those companies included in the Russell 2000® Growth Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Active Management Risk: The Fund is an actively-managed portfolio and its success depends upon the investment skills and analytical abilities of the Sub-Adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Cybersecurity Risk: As the use of internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational and information security issues relating to cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks (such as denial of service attacks) that are meant to make network services unavailable to their intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its Adviser, Sub-Adviser, administrator, transfer agent or custodian, as applicable, or issuers in which a Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Equity Securities Risk: The Fund's investments in equity and equity-related securities are subject to market risks that may cause their prices to fluctuate over time. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Common stocks may decline over short or even extended periods of time. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value ("NAV") to fluctuate. The number of issuers in the Fund's portfolio will vary over time.

General Fund Investing Risks: The Fund is not a complete investment program and you may lose money by investing in the Fund. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Style Risk: Different investment styles (e.g., "growth" or "value") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities, which is limited to 15% of its net assets, may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund's principal investment strategies involve securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

Market Risk: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

New Fund Risk: The Fund is new and has no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board might determine to liquidate the Fund.

Non-U.S. Investments Risk: The Fund may invest in income-producing or preferred U.S. dollar-denominated ADRs, U.S. dollar-denominated non-U.S. stocks traded on U.S. exchanges and U.S. dollar-denominated and non-U.S. dollar-denominated securities issued by companies organized or headquartered in foreign countries and/or doing significant business outside the United States. ADRs are receipts issued by a bank or trust company to evidence ownership of the underlying securities issued by non-U.S. companies. Investments in non-U.S. issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because non-U.S. issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such non-U.S. issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund's assets. In addition, European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in/or rising government debt levels of several European countries. These events may spread to other countries in Europe, including countries that do not use the euro. These events may affect the value and liquidity of certain of the Fund's investments.

Portfolio Turnover Risk: The Fund's strategy may frequently involve buying and selling portfolio securities to - depending on the Sub-Adviser's assessment of each holding's risk/reward. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Sector Risk: The Fund may, at times, invest a significant portion of its total assets in securities of companies conducting business within one or more of the same economic sectors or industries, including the consumer discretionary, heath care, industrials and information technology sectors. Companies in the same sector or industry may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector or industry than a fund that invests more broadly. In particular, the Fund may be most susceptible to the sector and/or industry risks listed below.

●	Consumer Discretionary Risk: Companies in the consumer discretionary sector are subject to risks associated with fluctuations in the performance of domestic and international economies, interest rate changes, increased competition and consumer confidence. The performance of such companies may also be affected by factors relating to levels of disposable household income, reduced consumer spending, changing demographics and consumer tastes, among others.

●	Health Care Sector Risk: Companies in the health care sector—which generally includes companies in the health sciences and biotechnology sectors—are subject to substantial risks relating to government regulation, restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures and the rising cost of medical products and services, among others. The performance of such companies may also be affected by government regulation, the ability of a party to obtain and protect patents, product liability and rapid product obsolescence caused by progressive scientific and technological advances.

●	Industrials Sector Risk: Companies in the industrials sector are subject to risks associated with changes in supply and demand for their products and for industrial sector products in general, including declines in demand for such products due to rapid technological developments and frequent new product introduction. The performance of such companies may also be affected by factors relating to government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

●	Information Technology and Technology-Related Sectors Risk: Investments in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors)—which generally include companies in the software and internet sectors—are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including the ability to obtain and protect patents and significant competitive pressures, including aggressive pricing of products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of securities issued by companies in technology sectors may fall or fail to rise. In addition, many technology sector companies have limited product lines, markets, financial resources and operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Smaller Companies Risk: The Fund will hold securities of small- and/or mid-cap companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies. Smaller capitalization issuers are often not as diversified in their business activities and frequently have fewer product lines, financial resources and management experience than issuers with larger market capitalizations. Additionally, reduced trading volume of securities of smaller issuers may make such securities more difficult to sell than those of larger companies.

Special Situation Companies Risk. The Fund will seek to benefit from investments in companies that are experiencing (or are expected to experience) unusual and possibly non-repetitive "special situations," such as new management, product, and/or marketing changes or other events that are expected to affect a particular issuer. There is a risk that a "special situation" identified by the Sub-Adviser might not occur or will involve a longer time frame than originally expected, which could have a negative impact on the price of the issuer's securities and the Fund's NAV. Investments in special situation companies are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in special situation companies is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Sub-Adviser.

Valuation Risk: The sale price that the Fund could receive for a portfolio security may differ from the Fund's valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not commence operations before the date of this Prospectus. In the future, performance information for the Fund will be presented. Additionally, Fund performance information, once available, will be available on the Fund's website at www.destracapital.com or by calling 844-9DESTRA (933-7872). The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information for the Fund is not included because the Fund did not commence operations before the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations before the date of this Prospectus. In the future, performance information for the Fund will be presented.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-9DESTRA (933-7872)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.destracapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Destra Granahan Small Cap Advantage Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	$ 620
3 Years	rr_ExpenseExampleYear03	976
1 Year	rr_ExpenseExampleNoRedemptionYear01	620
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 976
Destra Granahan Small Cap Advantage Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	474
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 474

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), do not exceed 1.75%, and 1.50% of the Fund's average daily net assets attributable to Class A shares and Class I shares, respectively. The arrangement will continue in effect until January 28, 2029, may be terminated or modified prior to that date only with the approval of the Fund's Board of Trustees ("Board") and will automatically continue in effect for successive twelve-month periods thereafter. Any fee waived and/or expense assumed by the Adviser pursuant to the arrangement is subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if such reimbursement results in the Fund exceeding an expense ratio equal to the Fund's then-current expense caps or the expense caps that were in place at the time the fee was waived and/or expense assumed by the Adviser.